CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustments, tax expense (benefit)	$ 0	$ 479	$ (108)